COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

The Company has operating leases on four facilities; head office located in Toronto, Canada, design and testing operations located in Allentown, Pennsylvania (formerly in San Jose, California) and operating facilities located in Singapore and China. The Company’s design and testing operations was initiated on April 1, 2021 and expires on September 30, 2025. The lease on the Company’s operating facilities in Singapore terminated on May 31, 2023. The lease was renewed on June 1, 2023 and expires on March 31, 2027. The lease on the Company’s operating facilities in China was initiated in November 19, 2021 and expires on November 18, 2023. The lease on the operating facility in China has since been renewed for another three year term, expiring on November 18, 2026. As of September 30, 2023, the Company’s head office was on a month to month lease term.

Remaining minimum annual rental payments to the lease expiration dates are as follows:

October 1, 2023 to December 31, 2023	$66,019
2024 and beyond	457,230
$523,249